Fair Value Measurements and Derivatives - Additional Information (Detail)	1 Months Ended							9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended											12 Months Ended
	Feb. 29, 2012 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Fuel Swaps Mg	Dec. 31, 2012 Fuel Swaps Mg	Sep. 30, 2013 Fuel Swaps Maximum	Dec. 31, 2012 Fuel Swaps Maximum	Sep. 30, 2013 Fuel Collars and Fuel Options Mg	Dec. 31, 2012 Fuel Collars and Fuel Options Mg	Sep. 30, 2013 Fuel Collars and Fuel Options Maximum	Dec. 31, 2012 Fuel Collars and Fuel Options Maximum	Sep. 30, 2013 Foreign Exchange Option USD ($)	Sep. 30, 2013 Foreign Exchange Option EUR (€)	Dec. 31, 2012 Foreign Exchange Option USD ($)	Dec. 31, 2012 Foreign Exchange Option EUR (€)	Dec. 31, 2012 Foreign Exchange Forward USD ($)	Dec. 31, 2012 Foreign Exchange Forward EUR (€)	Sep. 30, 2013 Foreign Currency Collar USD ($)	Sep. 30, 2013 Foreign Currency Collar EUR (€)	Dec. 31, 2012 Foreign Currency Collar USD ($)	Dec. 31, 2012 Foreign Currency Collar EUR (€)	Oct. 31, 2010 Interest Rate Swap USD ($)	Sep. 30, 2013 Interest Rate Swap USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative maturing date								Dec. 31, 2016	Dec. 31, 2015			Dec. 31, 2014	Dec. 31, 2014
Projected fuel purchases						745,000	534,000			43,000	91,000
Notional amount of derivatives														$ 236,700,000	€ 175,000,000	$ 521,100,000	€ 395,000,000	$ 259,900,000	€ 197,000,000	$ 135,300,000	€ 100,000,000	$ 131,900,000	€ 100,000,000		$ 705,800,000
Loss on maturity of Interest rate swap recognized in Other Income(Expense)																								(623,000)
Fair value of long-term debt		3,105,000,000	3,106,900,000		3,113,900,000
Fair value of long-term debt in excess of carrying value		8,000,000	121,500,000		75,800,000
Business acquisition, purchase price	7,500,000
Business acquisition, cash paid	4,000,000
Business acquisition, contingent consideration	3,500,000
Business acquisition, goodwill and tradenames				$ 8,500,000